UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1 – Proxy Voting Record.

Investment Company Report

SANDRIDGE ENERGY, INC.
Security	80007P869		Meeting Type	Annual
Ticker Symbol	SD		Meeting Date	23-May-2019
ISIN	US80007P8692		Agenda	935012257 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Bob G. Alexander	Management	For	For
1b.	Election of Director: Jonathan Christodoro	Management	For	For
1c.	Election of Director: Jonathan Frates	Management	For	For
1d.	Election of Director: John "Jack" Lipinski	Management	For	For
1e.	Election of Director: Paul D. McKinney	Management	For	For
1f.	Election of Director: Randolph C. Read	Management	For	For
2.	Approve, through a non-binding vote, the 2018 compensation provided to the Company's named executive officers.	Management	Abstain	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
President and Chief Executive Officer

Date:	August 28, 2019